Income Taxes (Details Textual)	12 Months Ended
	Jul. 01, 2018 USD ($)	Jul. 02, 2017 USD ($) Subsidiary	Jul. 03, 2016 USD ($)
Income Tax [Line Items]
State operating loss and credit carry-forwards	$ 248,000
Valuation allowance	172,000
Foreign income before income taxes	1,100,000	$ 5,300,000	$ 6,000,000
Total liability for unrecognized tax benefits including interest	796,000	610,000
Unrecognized tax benefits	741,000	571,000	$ 441,000
Unrecognized tax benefits, accrued interest	55,000	39,000
Unrecognized tax benefits, would effect tax rate	$ 375,000	143,000
MEXICO
Income Tax [Line Items]
Deferred tax liability, undistributed forreign earnings		$ 424,000
Number of subsidiaries | Subsidiary		2
Foreign earnings repatriated		$ 15,800,000
Earliest Tax Year | State
Income Tax [Line Items]
Expiration year of state operating loss and credit carry-forwards	2024
Latest Tax Year | State
Income Tax [Line Items]
Expiration year of state operating loss and credit carry-forwards	2032